Summary of principal accounting policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, net
Allowance for doubtful accounts	$ 300,000	$ 0
Inventory
Inventory write-downs	0	0
Investment in equity method investees
Other than Temporary Impairment Losses, Investments	370,407	0	0
Impairment of long-lived assets
Impairment charge of acquired intangible assets	$ 1,000,000	$ 0	$ 0
Computers and office equipment | Minimum
Property and equipment, net
Estimated useful lives	3 years
Computers and office equipment | Maximum
Property and equipment, net
Estimated useful lives	5 years
Software | Maximum
Property and equipment, net
Estimated useful lives	5 years
Vehicles
Property and equipment, net
Estimated useful lives	4 years